Financial Instruments Fair Value Risk - Summary of Assets and Liabilities Carried at Fair Value, Classification of Fair Value Calculations by Category (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income	[1]	€ 266	€ 329
Financial assets at fair value through profit or loss:
Other		1,781	1,516
Derivatives		(89)	(216)	[2]
Fair value [member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income		266	329	[2]
Financial assets at fair value through profit or loss:
Derivatives	[3]	208	276
Other		583	364
Fair value [member] | Level 1 [member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income		7	160
Financial assets at fair value through profit or loss:
Other		311	145
Fair value [member] | Level 2 [member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income		4	5
Financial assets at fair value through profit or loss:
Derivatives	[3]	208	276
Fair value [member] | Level 3 [member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income		255	164
Financial assets at fair value through profit or loss:
Other		272	219
Fair value [member] | Financial liabilities [member]
Financial assets at fair value through profit or loss:
Derivatives	[4]	(326)	(542)
Contingent consideration		(154)	(142)
Fair value [member] | Financial liabilities [member] | Level 2 [member]
Financial assets at fair value through profit or loss:
Derivatives	[4]	(326)	(542)
Fair value [member] | Financial liabilities [member] | Level 3 [member]
Financial assets at fair value through profit or loss:
Contingent consideration		€ (154)	€ (142)

[1]	Included within non-current financial assets at fair value through other comprehensive income are equity investments of € 244 million (2018: €148 million). These investments are not held by Unilever for trading purposes and hence the Group has opted to recognise fair value movements through other comprehensive income. The fair value movement in 2019 of these equity investments was €31 million (2018: €(9) million).
[2]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
[3]	Includes €74 million (2018: €82 million) derivatives, reported within trade receivables, that hedge trading activities.
[4]	Includes €(56) million (2018: €(140) million) derivatives, reported within trade payables, that hedge trading activities.